Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 14, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 13, 2023
C000243188 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,172				$ 12,280	$ 13,098	$ 12,177	$ 11,999	$ 11,329	$ 10,623	$ 9,524	$ 10,000
C000259086 [Member]
Account Value [Line Items]
Accumulated Value	10,409	$ 10,277	$ 9,958	$ 10,000
Solactive GBS United States 1000 Index ($14,447) [Member]
Account Value [Line Items]
Accumulated Value	14,447				12,633	13,757	12,902	12,438	11,342	10,896	9,376	10,000
Solactive GBS United States 1000 Index ($10,780) [Member]
Account Value [Line Items]
Accumulated Value	10,780	10,543	10,032	10,000
S&P 500 Value Index ($12,740) [Member]
Account Value [Line Items]
Accumulated Value	12,740				$ 11,823	$ 12,580	$ 12,402	$ 12,065	$ 11,260	$ 10,921	$ 9,417	$ 10,000
Solactive GFS United States 2500 Value Style MV Index ($10,407) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,407	$ 10,275	$ 9,872	$ 10,000